Total
IQ Merger Arbitrage ETF
IQ Merger Arbitrage ETF
INDEXIQ ETF TRUST
(the “Trust”)
IQ Merger Arbitrage ETF
(the “Fund”)
Supplement dated December 30, 2021 (“Supplement”)
to the Summary Prospectus and Prospectus dated August 31, 2021
Capitalized terms and certain other terms used in this Supplement have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective December 31, 2021, all references to the HFRI ED: Merger Arbitrage Index are hereby deleted. Additionally, the Fund has added the Barclay Merger Arbitrage Index as an additional index. As a result, the “Performance Information” section in the Summary Prospectus and Prospectus is hereby replaced with the following:
Performance Information
The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index and S&P 500 Index have replaced the Fund’s comparative index, which is not available for the Fund’s use. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The Barclay Merger Arbitrage Index is a measure of the average net returns of all reporting merger arbitrage funds in the BarclayHedge database.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com.

The Fund’s year-to-date total return as of June 30, 2021 was 0.44%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	6.94%	3Q/2020
Lowest Return	-8.62%	1Q/2020

Average Annual Total Returns as of December 31, 2020
Average Annual Returns - IQ Merger Arbitrage ETF		1 Year	5 Years	10 Years
IQ Merger Arbitrage ETF		2.87%	4.05%	3.43%
After Taxes on Distributions | IQ Merger Arbitrage ETF	[1]	2.02%	3.87%	3.28%
After Taxes on Distributions and Sale of Fund Shares | IQ Merger Arbitrage ETF	[1]	1.79%	3.08%	2.65%
IQ Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)		3.45%	4.66%	4.26%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		15.90%	12.19%	9.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.75%	14.53%	13.18%
Barclay Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)		9.18%	5.41%	4.72%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Investors Should Retain This Supplement for Future Reference